Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2017
Financial Instruments
Schedule of financial instruments by nature, category and fair value
	Thousand of Euros
	31/12/2016
	Carrying amount					Fair Value
	Loans and receivables	Financial instruments held for trading	Available for sale financial assets	Debts and payables	Total	Level 1	Level 2	Level 3	Total
Non-current financial assets	15,201	—	29,998	—	45,199	29,998	15,201	—	45,199
Financial derivatives	—	13,665	—	—	13,665	—	—	13,665	13,665

Financial assets measured at fair value	15,201	13,665	29,998	—	58,864

Non-current financial assets	30,681	—	—	—	30,681
Other current financial assets	2,582	—	—	—	2,582
Trade and other receivables	434,136	—	—	—	434,136
Cash and cash equivalents	895,009	—	—	—	895,009

Financial assets not measured at fair value	1,362,408	—	—	—	1,362,408

Senior Unsecured Notes	—	—	—	(843,868)	(843,868)	(904,377)	—	—	(904,377)
Promissory Notes	—	—	—	(83,073)	(83,073)
Senior secured debt	—	—	—	(3,809,968)	(3,809,968)	—	(3,811,970)	—	(3,811,970)
Other bank loans	—	—	—	(138,186)	(138,186)
Finance lease payables	—	—	—	(9,945)	(9,945)
Other financial liabilities	—	—	—	(57,096)	(57,096)
Trade and other payables	—	—	—	(461,073)	(461,073)
Other current liabilities	—	—	—	(7,431)	(7,431)

Financial liabilities not measured at fair value	—	—	—	(5,410,640)	(5,410,640)

	1,377,609	13,665	29,998	(5,410,640)	(3,989,368)

	Thousand of Euros
	31/12/2017
	Carrying amount					Fair Value
	Loans and receivables	Financial instruments held for trading	Available for sale financial assets	Debts and payables	Total	Level 1	Level 2	Level 3	Total
Non-current financial assets	—	—	38,708	—	38,708	38,708	—	—	38,708
Financial derivatives	—	8,338	—	—	8,338	—	—	8,338	8,338
Financial assets measured at fair value	—	8,338	38,708	—	47,046

Non-current financial assets	22,843	—	—	—	22,843
Other current financial assets	10,738	—	—	—	10,738
Trade and other receivables	304,864	—	—	—	304,864
Cash and cash equivalents	886,521	—	—	—	886,521

Financial assets not measured at fair value	1,224,966	—	—	—	1,224,966

Senior Unsecured Notes	—	—	—	(858,911)	(858,911)	(1,018,130)	—	—	(1,018,130)
Promissory Notes	—	—	—	(90,294)	(90,294)
Senior secured debt	—	—	—	(4,853,939)	(4,853,939)	—	(5,063,769)	—	(5,063,769)
Other bank loans	—	—	—	(198,741)	(198,741)
Finance lease payables	—	—	—	(9,360)	(9,360)
Other financial liabilities	—	—	—	(45,640)	(45,640)
Trade and other payables	—	—	—	(423,096)	(423,096)
Other current liabilities	—	—	—	(14,879)	(14,879)

Financial liabilities not measured at fair value	—	—	—	(6,494,860)	(6,494,860)

	1,224,966	8,338	38,708	(6,494,860)	(5,222,848)

Schedule of financial derivatives

		Notional	Notional	Thousands of Euros
		amount at	amount at	Value at	Value at
Financial derivatives	Currency	31/12/2017	31/12/2016	31/12/17	31/12/16	Maturity
Call Option	US Dollar	N/A	N/A	8,338	9,487	30/04/2019
Embedded derivative	US Dollar	N/A	N/A	—	4,178	31/05/2021

Total				8,338	13,665

Total Assets (notes 10 and 11)				8,338	13,665

Schedule of maximum level of exposure to credit risk

		Thousands of Euros
Carrying amount	Note	31/12/2017	31/12/2016

Non-current financial assets	11	69,889	89,545
Other current financial assets	11	10,738	2,582
Trade receivables	13	286,198	413,656
Other receivables	13	18,666	20,480
Cash and cash equivalents	14	886,521	895,009

		1,272,012	1,421,272

Schedule of balances receivable by country

	Thousands of Euros
Carrying amount	31/12/2017	31/12/2016

Spain	63,505	56,104
EU countries	53,403	52,034
United States of America	65,068	196,885
Other European countries	5,761	13,428
Other regions	117,127	115,685

	304,864	434,136

	Thousands of Euros
	Balances with public entities			Balance with third parties
	Balance (1)	Balance past due	Provision for doubtful receivables (2)	Balance (3)	Balance past due	Provision for doubtful receivables (4)	Net debt (1)+(2)+(3)+(4)

Greece	—	—	—	425	—	(137)	288
Italy	7,188	2,077	—	12,196	7,375	(3,098)	16,286
Spain	23,281	3,287	—	27,316	9,595	(249)	50,348
Portugal	2,734	1,205	(356)	129	78	(27)	2,480

	33,203	6,569	(356)	40,066	17,048	(3,511)	69,402

	Thousands of Euros
	Balances with public entities			Balance with third parties
	Balance (1)	Balance past due	Provision for doubtful receivables (2)	Balance (3)	Balance past due	Provision for doubtful receivables (4)	Net debt (1)+(2)+(3)+(4)

Greece	—	—	—	745	—	—	745
Italy	4,020	2,348	—	10,614	6,342	(4,016)	10,618
Spain	33,702	7,785	—	23,444	8,926	(136)	57,010
Portugal	1,078	490	(296)	1,972	1,085	(126)	2,628

	38,800	10,623	(296)	36,775	16,353	(4,278)	71,001

Schedule of maturity of trade receivables, net of impairment provisions

	Thousands of Euros
	31/12/2017	31/12/2016

Not matured	249,652	360,018
Less than 1 month	24,302	24,650
1 to 4 months	18,717	29,318
4 months to 1 year	8,092	10,045
More than one year	4,101	10,105

	304,864	434,136

Schedule of movement in the bad debt provision

	Thousands of Euros
	31/12/2017	31/12/2016	31/12/2015

Opening balance	17,987	13,210	14,092
Net charges for the year	8,003	6,411	1,800
Net cancellations for the year	(4,732)	(2,217)	(2,984)
Translation differences	(1,552)	583	302

Closing balance	19,706	17,987	13,210

Schedule of contractual maturity dates of financial liabilities

		Thousands of Euros
Carrying amount	Note	Carrying amount at 31/12/16	Contractual flows	6 months or less	6 - 12 months	1-2 years	2- 5 years	More than 5 years
Financial liabilities
Bank loans	20	3,948,154	4,669,325	134,918	119,476	192,059	4,183,259	39,613
Other financial liabilities	20	57,096	57,096	23,082	3,039	11,468	16,686	2,821
Bonds and other marketable securities	20	926,941	1,305,680	107,975	24,903	49,806	1,122,996	—
Finance lease payables	20	9,945	10,725	2,195	2,072	3,630	2,828	—
Payable to suppliers	21	461,073	461,073	461,029	44	—	—	—
Other current liabilities	22	7,431	7,431	7,118	313	—	—	—

Total		5,410,640	6,511,330	736,317	149,847	256,963	5,325,769	42,434

		Thousands of Euros
Carrying amount	Note	Carrying amount at 31/12/17	Contractual flows	6 months or less	6 - 12 months	1-2 years	2- 5 years	More than 5 years
Financial liabilities
Bank loans	20	5,052,680	6,138,673	105,584	106,492	322,421	3,115,887	2,488,289
Other financial liabilities	20	45,640	45,642	19,393	2,610	10,758	10,497	2,384
Bonds and other marketable securities	20	949,205	1,331,203	107,203	16,000	32,000	128,000	1,048,000
Finance lease payables	20	9,360	10,136	2,192	2,113	2,602	2,790	439
Payable to suppliers	21	423,096	423,096	423,020	76	—	—	—
Other current liabilities	22	14,878	14,878	14,462	416	—	—	—

Total		6,494,859	7,963,628	671,854	127,707	367,781	3,257,174	3,539,112

Schedule of Group's exposure to currency risk

	Thousands of Euros
	31/12/2016
	Euros (*)	Dollars (**)
Trade receivables	5,576	7,520
Receivables from Group companies	33,792	37,740
Loans to Group companies	597,897	1,854
Cash and cash equivalents	32,255	21,254
Trade payables	(11,188)	(5,062)
Payables to Group companies	(42,395)	(32,159)
Loans from Group companies	(268,040)	(4,295)
Bank loans	(489,000)	—

Balance sheet exposure	(141,103)	26,852

(*) Balances in Euros in subsidiaries with US Dollars functional currency

(**) Balances in US Dollars in subsidiaries with Euros functional currency

	Thousands of Euros
	31/12/2017
	Euros (*)	Dollars (**)
Trade receivables	3,596	22,936
Receivables from Group companies	103,338	7,619
Loans to Group companies	34,140	91,566
Cash and cash equivalents	63,981	2,172
Trade payables	(14,213)	(3,582)
Payables to Group companies	(42,296)	(11,241)
Loans from Group companies	(22,913)	(3,953)
Bank loans	(85,000)	—

Balance sheet exposure	40,633	105,517

(*) Balances in Euros in subsidiaries with US Dollars functional currency

(**) Balances in US Dollars in subsidiaries with Euros functional currency

	Closing exchange rate
Euros	31/12/2017	31/12/2016

US Dollars	1.1993	1.0541

Schedule of profile of interest on interest-bearing financial instruments

	Thousands of Euros
	31/12/2017	31/12/2016
Fixed-interest financial instruments
Financial liabilities	(1,170,000)	(1,048,676)

	(1,170,000)	(1,048,676)
Variable-interest financial instruments	(5,049,382)	(3,964,320)

Financial liabilities	(5,049,382)	(3,964,320)

	(6,219,382)	(5,012,996)